INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Puttable instrument (Details) - USD ($)				6 Months Ended
	Jun. 11, 2018	Feb. 09, 2018	Oct. 14, 2016	Jun. 30, 2017	Jun. 30, 2019
Ordinary shares
Puttable instrument
Par value per share					$ 0.0001
Number of shares outstanding					36,120,517
Number of shares issued					36,120,517
Preference shares
Puttable instrument
Par value per share					$ 0.0001
Number of shares outstanding					0
Number of shares issued					0
Puttable instruments
Puttable instrument
Financial liabilities, at fair value				$ 2,500,000
Puttable instruments | Preference shares
Puttable instrument
Financial liabilities, at fair value				$ 2,500,000
Loss on remeasurement of the liability of Puttable preferred shares	$ 831,534
RASA Holding, LLC | Preference shares
Puttable instrument
Maturity term			5 years	5 years
Par value per share			$ 10	$ 10
Number of shares outstanding		1,409,848		1,409,848
Dividend rate in kind (as a percent)		12.00%	12.00%
Subscription price (in USD per share)			$ 8.696
Number of shares issued			4,830,000
Bioceres SA | Holders Of Preferred Shares | Ordinary shares
Puttable instrument
Subscription price (in USD per share)		$ 7.91
Shares subscribed	2,010,170	2,010,170
Number of shares issued	2,010,170
Shares issued on puttable preferred shares	421,180